EQUITY (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total Shares
Stockholders Equity Note [Line Items]
Balance (in shares)	202,513,145	191,985,880	191,874,340
Exercise of options (in shares)	3,715,916	6,229,270	111,540
Issuance of F1 shares		4,297,995
IPO	8,325,000
Balance (in shares)	214,554,061	202,513,145	191,985,880
Total Shares | Class A Ordinary shares
Stockholders Equity Note [Line Items]
Balance (in shares)	32,070,835	40,190,595	40,190,595
Exercise of options (in shares)
Issuance of F1 shares
Investment transaction		(8,119,760)
Exercise of options - prior to IPO
Conversion upon IPO closing	(32,070,835)
IPO
Exercise of options - commencing IPO
Balance (in shares)		32,070,835	40,190,595
Total Shares | Class B Ordinary shares
Stockholders Equity Note [Line Items]
Balance (in shares)	6,703,520	11,913,135	11,913,135
Exercise of options (in shares)
Issuance of F1 shares
Investment transaction		(5,209,615)
Exercise of options - prior to IPO
Conversion upon IPO closing	(6,703,520)
IPO
Exercise of options - commencing IPO
Balance (in shares)		6,703,520	11,913,135
Total Shares | Class C Ordinary shares
Stockholders Equity Note [Line Items]
Balance (in shares)	3,390,490	4,818,795	4,818,795
Exercise of options (in shares)
Issuance of F1 shares
Investment transaction		(1,428,305)
Exercise of options - prior to IPO
Conversion upon IPO closing	(3,390,490)
IPO
Exercise of options - commencing IPO
Balance (in shares)		3,390,490	4,818,795
Total Shares | Class D Ordinary shares
Stockholders Equity Note [Line Items]
Balance (in shares)	32,164,955	43,469,535	43,469,535
Exercise of options (in shares)
Issuance of F1 shares
Investment transaction		(11,304,580)
Exercise of options - prior to IPO
Conversion upon IPO closing	(32,164,955)
IPO
Exercise of options - commencing IPO
Balance (in shares)		32,164,955	43,469,535
Total Shares | Class E Ordinary shares
Stockholders Equity Note [Line Items]
Balance (in shares)	11,749,700	14,047,435	14,047,435
Exercise of options (in shares)
Issuance of F1 shares
Investment transaction		(2,297,735)
Exercise of options - prior to IPO
Conversion upon IPO closing	(11,749,700)
IPO
Exercise of options - commencing IPO
Balance (in shares)		11,749,700	14,047,435
Total Shares | Class F1 Ordinary shares
Stockholders Equity Note [Line Items]
Balance (in shares)	14,326,650
Exercise of options (in shares)
Issuance of F1 shares		4,297,995
Investment transaction		10,028,655
Exercise of options - prior to IPO
Conversion upon IPO closing	(14,326,650)
IPO
Exercise of options - commencing IPO
Balance (in shares)		14,326,650
Total Shares | Class F2 Ordinary shares
Stockholders Equity Note [Line Items]
Balance (in shares)	41,547,280
Exercise of options (in shares)
Issuance of F1 shares
Investment transaction		41,547,280
Exercise of options - prior to IPO
Conversion upon IPO closing	(41,547,280)
IPO
Exercise of options - commencing IPO
Balance (in shares)		41,547,280
Ordinary shares excluding shares with liquidation preference
Stockholders Equity Note [Line Items]
Conversion upon IPO closing	203,976,196
IPO	8,325,000
Exercise of options - commencing IPO	2,252,865
Balance (in shares)	214,554,061
Ordinary shares (with liquidation preferences)
Stockholders Equity Note [Line Items]
Balance (in shares)	60,559,715	77,546,385	77,434,845
Exercise of options (in shares)		6,229,270	111,540
Issuance of F1 shares
Investment transaction		(23,215,940)
Exercise of options - prior to IPO	1,463,051
Conversion upon IPO closing	(62,022,766)
IPO
Exercise of options - commencing IPO
Balance (in shares)		60,559,715	77,546,385